Consolidated balance sheet - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Non-current assets
Goodwill	€ 21,299	€ 21,609	€ 21,571
Intangible assets	18,664	18,880	18,935
Property, plant and equipment	10,590	10,770	10,733
Pension asset for funded schemes in surplus	4,244	4,260	6,581
Deferred tax assets	1,084	1,049	1,559
Financial assets	1,220	1,154	1,286
Other non-current assets	952	942	1,023
Total non-current assets	58,053	58,664	61,688
Current assets
Inventories	5,668	5,931	5,893
Trade and other current receivables	8,046	7,056	7,309
Current tax assets	254	381	324
Cash and cash equivalents	4,994	4,326	5,411
Other financial assets	1,376	1,435	1,435
Assets held for sale	18	28	2,832
Total current assets	20,356	19,157	23,204
Total assets	78,409	77,821	84,892
Current liabilities
Financial liabilities	6,715	5,775	9,032
Trade payables and other current liabilities	17,367	18,023	17,151
Current tax liabilities	891	877	1,327
Provisions	634	748	640
Liabilities held for sale	0	4	788
Total current liabilities	25,607	25,427	28,938
Non-current liabilities
Financial liabilities	23,993	23,713	24,929
Non-current tax liabilities	280	94	163
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit	431	613	362
Unfunded schemes	1,040	1,078	1,189
Provisions	547	550	621
Deferred tax liabilities	4,410	4,375	5,523
Other non-current liabilities	180	270	301
Total non current liabilities	30,881	30,693	33,088
Total liabilities	56,488	56,120	62,026
Equity
Shareholders’ equity	19,257	19,021	20,141
Non-controlling interests	2,664	2,680	2,725
Total equity	21,921	21,701	22,866
Total liabilities and equity	€ 78,409	€ 77,821	€ 84,892